Branch Acquisitions	12 Months Ended
Dec. 31, 2011
Branch Acquisition [Abstract]
Business Combination Disclosure [Text Block]
Branch Acquisitions

On May 27, 2011, Union acquired three New Hampshire branch offices of Northway Bank. In the transaction, Union assumed deposit relationships, and acquired performing loans, branch cash, two owned bank branches and leasehold rights to a third branch, and other assets as illustrated below. Union paid a 6% premium on assumed deposits, loans were acquired at par, and the banking facilities were purchased at the most recent tax assessed value. The acquisition allows Union to expand its New Hampshire community banking franchise into western Coos County and to expand its presence in northern Grafton County. The transaction was accounted for as a business combination under current regulatory guidelines.

The May 27, 2011 acquisition-date estimated fair values of assets acquired and liabilities assumed were as follows:

Assets:	(Dollars in thousands)
Cash	$29,607
Loans	32,910
Bank premises and equipment	517
Accrued interest receivable	197
Core deposit intangible	1,708
Goodwill	2,223
Liabilities:
Deposits	(67,015)
Accrued interest and other liabilities	(147)

The purchase premium of $4.2 million was allocated to assets acquired and liabilities assumed based on estimates of fair value at the date of acquisition. The fair value of the deposit accounts assumed was compared to the carrying amounts received and the difference of $1.7 million was recorded as Core deposit intangible. The core deposit intangible, which is amortizable and deductible for tax purposes, is evaluated for impairment whenever circumstances warrant. The excess of the purchase price over the fair value of the assets acquired, liabilities assumed, and the amount allocated for core deposit intangible was recorded as goodwill.

The loans acquired were recorded at fair value at the time of acquisition. The fair value of the loans acquired resulted in a loan premium of $545 thousand which is included in the loan balances above, less a nonaccretable credit risk component of $318 thousand. The loan premium will be amortized as an adjustment to the related loan yield over the estimated average life of the loans. Loan premium amortization of $54 thousand has been charged to Interest and fees on loans on the Company's statement of income for the year ended December 31, 2011

Acquisition expenses incurred by the Company were approximately $407 thousand for the year ended December 31, 2011. These one-time expenses are included on the consolidated statements of income under the caption "Branch acquisition expenses."

The Company recorded goodwill of $2.2 million in connection with the branch transaction. The goodwill is not amortizable but is deductible for tax purposes. Management assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the company is less than its carrying amount. Management is not aware of any such events or circumstances that would cause it to conclude that the fair value of the Company is less than its carrying amount.

The core deposit intangible is subject to amortization over the estimated 10 year average life of the acquired core deposit base. The amortization expense is included in other noninterest expense in the consolidated statements of income and is deductible for tax purposes. Amortization expense for the core deposit intangible was $100 thousand from the acquisition date to December 31, 2011. As of December 31, 2011, the remaining amortization expense related to the core deposit intangible, absent any future impairment, is expected to be as follows:

(Dollars in thousands)
2012	$171
2013	171
2014	171
2015	171
2016	171
Thereafter	753
Total	$1,608

Management will evaluate the core deposit intangible for impairment if conditions warrant.

The amounts of revenue and expenses related to the acquired branches since the May 27, 2011 acquisition date are included in the consolidated statements of income of the Company as follows:

For The Year Ended December 31, 2011
(Dollars in thousands)
Interest and fees on loans	$1,004
Interest on deposits and borrowed funds	319
Net interest income	685
Provision for loan losses	—
Net interest income after provision for loan losses	685
Noninterest income	82
Noninterest expenses	972
Loss before income tax benefit	(205)
Income tax benefit	(70)
Net loss	$(135)

Disclosure of the proforma revenue and earnings of the combined entity for the current and prior reporting periods as though the acquisition had occurred at the beginning of the prior annual reporting period is not considered practicable. Retrospective application to January 1, 2011 and January 1, 2010 requires assumptions about management's intent in prior periods that cannot be independently substantiated. It is impossible to objectively distinguish information about significant estimates of amounts that provide evidence of circumstances that existed on the dates at which those amounts would be recognized, measured, or disclosed under retrospective application and would have been available when the financial statements for that prior period were issued. The Company is unable to obtain certain information from the seller regarding transfer of deposits among branches and deposit activity since January 1, 2010. It is impracticable to estimate historical information.